COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Commitments and contingencies additional details
Renegotiated license stipulates				The renegotiated license extends the timelines for the development milestones by two years in exchange for a $20,000 payment
Payment of an aggregate compensation to SGS			$ 346,234			$ 346,234
Amount paid upon execution of the LOI			290,271			290,271
Bonus for key company executive if the Company execute transactions as specified in the contract	1,000,000		1,000,000
Executive employment contract conditions	should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction		should the Company execute transactions as specified in the contract, including the sale of substantially all of the Company’s assets or stock or a merger transaction, any of which resulting in compensation to the Company’s stockholders aggregating in excess of $50 million for such transaction
Lease term for office space	3 years		3 years
Annual minimum lease payments	45,600		45,600		45,600	45,600
Security deposit for lease	5,700		5,700		5,700	5,700
Leasehold improvements	25,171		25,171	11,288	25,171	25,171
Annual license maintenance fee		30,000		30,000
Rent expenses	23,573	52,204	57,468	42,000	287,468	311,009
Plaintiff amount	$ 325,200